Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Schedule of Federal Funds Purchased and Retail Repurchase Agreements

Federal funds purchased and retail repurchase agreements as of June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016	December 31, 2015
Federal funds purchased	$—	$—
Retail repurchase agreements	22,782	20,762
Federal funds purchased and retail repurchase agreements included the following at December 31, 2015 and 2014:

	2015	2014
Federal funds purchased	$—	$—
Retail repurchase agreements	$20,762	$25,301

Average Daily Balance and Interest Rate of Federal Funds Purchased and Retail Repurchase Agreements

	June 30, 2016	December 31, 2015
Year-to-date average daily balance during the period	$21,742	$24,853
Maximum month-end balance during the period	$22,782	$27,951
Weighted average interest rate at period-end	0.26%	0.24%

The following table presents the borrowing usage and interest rate information for federal funds purchased and retail repurchase agreements at and for the years ending December 31, 2015 and 2014:

	2015	2014
Average daily balance during the period	$24,853	$28,516
Average interest rate during the period	0.24%	0.26%
Maximum month-end balance during the period	$27,951	$31,159
Weighted average interest rate at period-end	0.24%	0.25%

Summary of Federal Home Loan Bank Advances

Federal Home Loan Bank advances as of June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016	December 31, 2015
Federal Home Loan Bank line of credit advances	$147,648	$145,439
Federal Home Loan Bank fixed rate term advances	—	—

Total Federal Home Loan Bank advances	$147,648	$145,439

At year end, fixed rate term advances from the Federal Home Loan Bank were as follows:

	2015	2014
Amount outstanding	$—	$4,432
Weighted average	—%	3.82%
Interest rate range	—%	1.66 – 5.00%

Bank Stock Loan [Member]
Summary of Future Principal Repayments

Future principal repayments of the December 31, 2015 outstanding balance are as follows:

Due in one year or less	$2,172
Due after one year through two years	2,172
Due after two years through three years	2,172
Due after three years through four years	2,172
Due after four years through five years	2,172
Thereafter	7,752

Total	$18,612